INTANGIBLE ASSETS (Details) - USD ($)	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 162,327,000	$ 162,609,000
Less Accumulated Amortization	(54,749,000)	(47,229,000)
Intangible Assets, Net	107,578,000	115,380,000
Medmen Enterprises Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets		162,608,015	$ 171,092,965
Less Accumulated Amortization		(47,228,487)	(30,981,931)
Intangible Assets, Net		115,379,528	140,111,034
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	10,158,000	9,697,000
Less Accumulated Amortization	(5,843,000)	(4,667,000)
Capitalized Software [Member] | Medmen Enterprises Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets		9,696,903	9,255,026
Less Accumulated Amortization		(4,667,235)	(2,273,432)
Management Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	7,595,000	7,595,000
Less Accumulated Amortization	(864,000)	(765,000)
Management Agreement [Member] | Medmen Enterprises Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets		7,594,937	7,594,937
Less Accumulated Amortization		(765,136)	(565,972)
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	17,748,000	17,748,000
Less Accumulated Amortization	(19,290,000)	(16,463,000)
Customer Relationship [Member] | Medmen Enterprises Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets		17,747,600	17,747,600
Less Accumulated Amortization		(16,463,017)	(6,531,889)
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	5,534,000	6,277,000
Less Accumulated Amortization	(3,811,000)	(3,207,000)
Intellectual Property [Member] | Medmen Enterprises Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets		6,276,959	8,520,121
Less Accumulated Amortization		(3,207,464)	(5,496,231)
Dispensary License [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	121,292,000	121,292,000
Less Accumulated Amortization	$ (24,941,000)	(22,127,000)
Dispensary License [Member] | Medmen Enterprises Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets		121,291,616	127,975,281
Less Accumulated Amortization		$ (22,125,635)	$ (16,114,407)